Property and Equipment, Net	12 Months Ended
Jun. 30, 2021
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET
11.	PROPERTY AND EQUIPMENT, NET

The property and equipment consisted of the following:

	June 30, 2021	June 30, 2020
Building	$864,843	$790,605
Office equipment	944,040	618,323
Electronic equipment	26,637	51,526
Vehicles	190,704	25,200
Leasehold improvements	944,100	573,937
Less: accumulated depreciation	(968,216)	(744,265)
	$2,002,108	$1,315,326

The Company depreciated property and equipment from the next month to when the assets was available for use. For the years ended June 30, 2021, 2020, and 2019, the depreciation expenses were $171,011, $148,436 and $25,012, respectively.